June 30, 2001
                      --------------------------------
                      Special Situations        Second
                      Fund III, L.P.            Quarter
                                                Report







































                    SPECIAL SITUATIONS FUND III, L.P.
                    ---------------------------------

                     INDEX TO SECOND QUARTER REPORT
                               JUNE 30, 2001



---------------------------------------------------------------------------

                                                                 PAGE
                                                                 ----

Statement of Financial Condition                                   1


Portfolio of Investments                                           2


Statement of Operations                                            9


Statements of Changes in Partners' Capital                        10


Notes to the Financial Statements                                 11
























                     SPECIAL SITUATIONS FUND III, L.P
                          (A Limited Partnership)

                     STATEMENT OF FINANCIAL CONDITION

                              JUNE 30, 2001


-------------------------------------------------------------------------

ASSETS - NOTE 2
Investments, at fair value (cost $182,490,615)              $ 244,824,036
Cash and cash equivalents                                      33,927,222
Receivable for investments sold                                 9,244,285
                                                            -------------
Total Assets                                                $ 287,995,543
                                                            -------------
LIABILITIES AND PARTNERS' CAPITAL

Liabilities
Payable for Units repurchased - Note 4                     $   9,768,537
Securities sold short, at fair value                           4,648,560
              (proceeds $4,750,315) - Note 10
Payable for investments purchased - Note 2                       962,686
Administrator's fee payable - Note 7                             488,303
Accrued expenses                                                  58,773
                                                           -------------
Total Liabilities                                             15,926,859
                                                           -------------
Partners' Capital - Notes 1,3 and 4
Limited Partners                                           $ 247,045,848
Corporate General Partner                                     19,289,209
Individual General Partners                                    5,733,627
                                                           -------------
Total Partners' Capital                                      272,068,684
                                                           -------------
Total Liabilities and Partners' Capital                    $ 287,995,543
                                                           -------------










-------------------------------------------------------------------------
          See the accompanying Notes to the Financial Statements.

                                    1
                     SPECIAL SITUATIONS FUND III, L.P.
                           (A Limited Partnership)

                          PORTFOLIO OF INVESTMENTS
                               JUNE 30, 2001

                                                                      Fair
Shares                          Common Stocks                         Value
 ---------------------------------------------------------------------------
                Aerospace 0.68%
  815,600       SPACEHAB, Incorporated (a)                      $ 1,835,100
                                                                -----------
                Automotive 0.02%
  183,300       Lund International Holdings, Inc.                    45,825
  289,000       Steel City Products, Inc.                            10,115
                                                                -----------
   55,940
                Beverages - Alcohol 2.67%                     ------------
  246,900       Ravenswood Winery, Inc. (a)                       7,271,205
                                                                 ----------
                Biotechnology 4.49%
  156,862       Adolor Corporation (Restricted)                   1,196,073
  213,800       ArQule, Inc.                                      4,630,908
  660,000       Interleukin Genetics, Inc.                        1,729,200
  518,500       Paradigm Genetics, Inc.                           4,666,500
											---------
											12,222,681
		    Broadcasting 0.11%                               ---------
  288,400       Film Roman, Inc.     				 	   291,284
                                                                 ----------
		    Computer Equipment 2.79%
  390,100       ION Networks, Inc.                                  312,080
  477,900       Procom Technology, Inc.                           4,315,437
  164,450       SeaChange International, Inc.                     2,965,034
                                                                 ----------
                                                                  7,592,551
                Computer Services - Software 17.59%              ----------
1,138,400       3Dfx Interactive, Inc.                              387,056
  366,070       Ansoft Corporation                                6,223,190
  297,300       ANSYS, Inc.                                       5,565,456
  388,800       Clarus Corporation                                2,391,120
  184,900       CryptoLogic, Inc.                                 4,213,871
  310,500       dot com Entertainment Group, Inc.                   614,790
1,211,364       First Virtual Communications, Inc.(a)             1,090,228
  609,300       eCollege.com                                      1,913,202
  421,800       Eloquent, Inc.                                      518,814
  650,600       Gensym Corporation (a)                              631,082
  367,300       Interplay Entertainment Corp.                       808,060
1,725,000       Interplay Entertainment Corp. (Restricted)        2,695,312
  825,600       Landacorp, Inc. (a)                               1,444,800
   89,300       Made2Manage Systems, Inc.                           275,937
---------------------------------------------------------------------------
See the accompanying Notes to the Financial Statements
                                   2

                  SPECIAL SITUATIONS FUND III, L.P.
                           (A Limited Partnership)

                          PORTFOLIO OF INVESTMENTS
                               JUNE 30, 2001
                                                                      Fair
Shares                     Common Stocks (Continued)                  Value -
--------------------------------------------------------------------------
                Computer Services - Software (Continued) 17.59%
  284,500       Mechanical Dynamics, Inc.                       $ 3,271,750
  523,400       Peerless Systems Corporation                        968,290
  852,600       Pinnacle Systems, Inc.                            5,158,230
  945,900       PlanetCAD, Inc. (a)                                 520,245
  556,550       Rogue Wave Software, Inc.                         2,437,689
  970,448       Sagent Technology, Inc.                           1,455,672
  344,410       Silicon Valley Research, Inc.                        44,773
   94,000       Support.com, Inc.                                   606,300
  184,100       Towne Services, Inc.                                158,326
  329,600       XCare.net, Inc.                                   4,449,600
                                                                 ---------
     47,843,793
                Data Security 0.83%                              ---------
500,000         Visionics Corporation (Restricted)               2,250,000
										     ----------

    Electronic Components 5.84%
  181,800       Frequency Electronics, Inc.                       3,363,300
  201,532       OmniVision Technology, Inc.                       1,136,640
  540,549       Panja, Inc.                                       2,162,196
  189,000       Tripath Technology, Inc.                          2,126,250
1,110,500       Tvia, Inc.                                        2,498,625
  155,200       Zoran Corporation                                 4,612,544
                                                                 ---------
     15,899,555
                Electronic Equipment 4.45%                       ---------
1,003,150       Datakey, Inc.                                     3,210,080
  472,727       Electric Fuel Corporation                         1,200,727
  663,462       KVH Industries, Inc.                              4,577,888
  311,250       SafeNet, Inc.                                     3,112,500
                                                                 ----------
     12,101,195
                Electronic Instruments 2.04%                     ---------
  674,806       Genus, Inc. (Restricted)                          2,024,418
  603,200       Nova Measuring Instruments Ltd.                   3,534,752
                                                                 ---------
5,559,170
                                                                 ----------
---------------------------------------------------------------------------
See the accompanying Notes to the Financial Statements.
                                    3


                    SPECIAL SITUATIONS FUND III, L.P.
                        (A Limited Partnership)

                          PORTFOLIO OF INVESTMENTS
                               JUNE 30, 2001
                                                                      Fair
Shares                     Common Stocks (Continued)                  Value
--------------------------------------------------------------------------
		    Energy - Miscellaneous 2.10%
  300,000       Boots & Coots International Well Control,Inc.(Rest)    -
  301,000       Itron, Inc.                                       5,709,970
    5,700       TGC Industries, Inc.                                  5,586
                                                                  ---------
											5,715,556
                Energy-Oil & Gas 1.21%                            --------
  116,200       3TEC Energy Corporation                           2,062,550
  210,000       Edge Petroleum Corporation                        1,228,500
                                                                  ---------
											3,291,050
                Environmental Services 0.66%                      --------
  900,000       ATG,Inc. (Restricted)                             1,800,000
                                                                  ---------
		    Financial Services-Miscellaneous 2.86%
  479,500       MicroFinancial Incorporated                       7,772,695
                                                                 ---------
		    Food 1.60%
  294,651       Suprema Specialties, Inc. (a)                     4,346,102
                                                                  ---------
		    Gold Mining 0.91%
 2,522,000      MK Gold Company (a)                               2,471,560
                                                                  ---------
		    Healthcare Services 0.66%
   258,600      SeraCare, Inc.                                    1,805,028
                                                                  ---------
		    Healthcare-Specialized Products & Services 0.00%
   100,729      Accuhealth, Inc. (a)                                  2,015
                                                                  ---------
		    Insurance 0.60%
   150,000      Vesta Insurance Group, Inc.                       1,642,500
                                                                  ---------
		    Internet Commerce 0.24%
   332,771      PartsBase.com, Inc.                                 332,771
   761,450      The Knot, Inc. (a)                                  327,423
                                                                   --------
											  660,194
                Medical - Drugs 0.61%                              --------
292,626         OraPharma, Inc.                                   1,665,042
                                                                  ---------

		See the accompanying Notes to the Financial Statements.

                                    4

                      SPECIAL SITUATIONS FUND III, L.P.
                          (A Limited Partnership)

                          PORTFOLIO OF INVESTMENTS
                               JUNE 30, 2001
                                                                      Fair
Shares                     Common Stocks (Continued)                  Value
---------------------------------------------------------------------------
                Medical Devices & Equipment 12.35%
  769,900       Aksys, Ltd.                                     $ 7,999,261
1,133,127       Applied Imaging Corporation (a)                   2,458,886
  864,600       LifeCell Corporation (a)                          1,858,890
  214,370       IRIDEX Corporation                                  836,043
  102,400       Invivo Corporation                                  980,992
  785,400       Laserscope, Inc.                                  1,335,180
  124,050       Micro Therapeutics, Inc.                            992,400
   17,150       NMT Medical, Inc.                                    37,901
  203,650       ORATEC Interventions, Inc.                        1,887,835
  196,600       PharmaNetics, Inc.                                2,066,266
   58,345       Possis Medical, Inc.                                703,057
  374,300       Precision Optics Corporation, Inc.                  580,165
  601,400       The Spectranetics Corporation                     1,533,570
  237,380       SpectRx, Inc. (Restricted)                        1,500,242
  448,400       Thoratec Laboratories Corporation                 6,972,620
  164,400       V.I. Technologies, Inc.                           1,849,500
                                                                 ----------
										     33,592,808
                Medical Instruments 2.85%                        ----------
  574,000       Intuitive Surgical, Inc.                          7,754,740
                                                                 ----------
		    Paper-Packaging 0.00%
  593,749       Chase Packaging Corporation                           5,937
                                                                 ---------
		    Pharmaceutical Products 0.58%
  137,767       Axcan Pharma, Inc.                                1,584,321
                                                                 ----------
		    Restaurant 3.55%
  206,100       Beni Hana, Inc. Class A                           2,730,825
  183,800       BRIAZZ, Inc.                                        514,640
  662,100       Famous Dave's of America, Inc.(a)                 6,402,507
                                                                  ---------
											9,647,972
                                                                  ---------
		    Retail 12.08%
  127,500       1-800 CONTACTS, INC.                              3,160,725
2,097,100       EZCORP, Inc. (a)                                  4,760,417
  321,700       Gaiam, Inc.                                       4,568,140
  859,000       iGo Corporation                                     833,230


---------------------------------------------------------------------------
		See the accompanying Notes to the Financial Statements.
                                  5
                   SPECIAL SITUATIONS FUND III, L.P.
                       (A Limited Partnership)

                       PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2001

                                                                      Fair
Shares                     Common Stocks (Continued)                  Value
---------------------------------------------------------------------------
                Retail (continued) 12.08%
  466,500       J.Jill Group, Inc. (a)                         $  9,446,627
  419,025       Movado Group, Inc.                                8,464,305
  529,200       SkyMall, Inc.                                     1,640,520
                                                                 ---------
										     32,873,964
                                                                 ----------
		    Semiconductor - Capital Equipment 0.31%
   58,800       August Technology Corporation                       839,664
                                                                 ----------
		    Services 0.39%
  554,700       Collectors Universe, Inc.                         1,053,930
                                                                 ----------
	          Technology Services 0.53%
  201,700       First Consulting Group, Inc.                      1,452,240
                                                                 ----------
		    Telecom Equipment 0.61%
  843,800       Data Critical Corporation (a)                     1,653,848
                                                                 ----------
		    Transportation 1.00%
  245,400       Aramex International Limited                      2,728,848
                                                                 ---------
		    Total Common Stocks 87.21%                      237,282,488
                                                                -----------














---------------------------------------------------------------------------
	See the accompanying Notes to the Financial Statements.

                                    5


                    SPECIAL SITUATIONS FUND III, L.P.
                        (A Limited Partnership)

                        PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2001


                                                                      Fair
Shares                       Preferred Stocks                         Value
 ---------------------------------------------------------------------------
                Electronic Instruments 0.14%
      825       Metretek Technologies, Inc. 8%                 $   394,003
                                                               -----------
                Energy - Services 0.11%
  139,300       TGC Industries, Inc. (a)                           291,137
                                                               -----------
                Healthcare - Specialized Products & Services 0.00%
  425,000       Accuhealth,Inc. convertible preferred (a)           10,625
                                                                ----------
                Medical Devices 0.51%
   13,125       PharmaNetics, Inc. 6%                            1,379,438
                                                                ----------
                Restaurant 1.05%
    2,850       New World Coffee-Manhattan Bagel,Inc. Series F   2,850,000
                                                                 ---------
                Total Preferred Stocks 1.81%                     4,925,203
                                                                 ---------



Principal                                                            Fair
Amount                      Corporate Bonds                          Value
 ---------------------------------------------------------------------------
                Computer Services - Software 0.19%
$  30,000       Titus Interactive, due 7/1/05                  $   507,897
                                                               -----------
                Medical Devices 0.19%
  700,000       Optical Sensors Incorporated, due 9/10/01(a)       525,000
                                                               -----------
                Total Corporate Bonds 0.38%                      1,032,897








--------------------------------------------------------------------------
           See the accompanying Notes to the Financial Statements.
                                     6


		         SPECIAL SITUATIONS FUND III, L.P.
                         (A Limited Partnership)

                        PORTFOLIO OF INVESTMENTS
                             JUNE 30, 2001

                                                                      Fair
Warrants                           Warrants                           Value
---------------------------------------------------------------------------
		    Biotechnology 0.06%
  330,000       Interleukin Genetics, Inc. 1/26/06 (Restricted)  $  165,000
                                                                 ---------
		    Computer Services - Software 0.00%
  375,000       Burst.com, Inc. 1/27/05                                -
1,725,000       Interplay Entertainment Corp. 3/29/06                  -
                                                                  ---------
          Data Security 0.00%                               --------
  250,000       Visionics Corporation 6/28/06 (Restricted)             -
                                                                  ---------
		    Electronic Equipment 0.34%
  650,000       Datakey, Inc. 2/16/06 (a)                           910,000
  315,151       Electric Fuel Corporation 5/7/06 (Restricted)          -
                                                                  ---------
  910,000
                Electronic Instruments 0.01%                      --------
  337,403       Genus, Inc. 5/17/06 (Restricted)                       -
   82,500       Metretek Technologies, Inc. 12/9/04                  20,625
                                                                  ---------
   20,625
                Engergy - Miscellaneous 0.01%                     --------
  300,000       Boots & Coots Int'l Well Control 5/14/02 (Rest)      15,000
  180,000       Boots & Coots Int'l Well Control 5/14/04 (Rest)      18,000
                                                                  --------
   33,000
                Energy - Oil & Gas 0.05%                          ---------
   72,414       Edge Petroleum Corporation 5/5/04                   128,897
                                                                  ---------
		    Medical Devices & Equipment 0.12%
   90,000       Applied Imaging Corp. 12/14/03 (a)                   22,500
    5,771       Cambridge Heart, Inc. 6/9/03                          1,443
  154,167       Cardima, Inc. 2/14/05                                92,500
  248,700       Hemagen Diagnostics,Inc. 4/30/02                     82,071
   26,250       PharmaNetics, Inc. 2/25/05                           76,912
   13,252       Possis Medical, Inc. 6/2/03                          36,973
   10,760       Possis Medical, Inc. 3/6/04 (Restricted)             10,760
   47,476       SpectRx, Inc. 6/4/06 (Restricted)                      -
                                                                   --------
											  323,159
                                                                  -----------
-----------------------------------------------------------------------
See the accompanying Notes to the Financial Statements.
                                   7
               SPECIAL SITUATIONS FUND III, L.P.
                        (A Limited Partnership)

                        PORTFOLIO OF INVESTMENTS
                             JUNE 30, 2001


                                                                      Fair
Warrants                     Warrants (Continued)                     Value
 ---------------------------------------------------------------------------
                Medical Information Systems 0.00%
1,100,000       LifeRate Systems, Inc. 9/14/07 (a)               $     -
1,100,000       LifeRate Systems, Inc. 9/14/07 (a) (Restricted)        -
                                                                  ---------
												-
                Restaurant 0.00%                	            --------
2,411,548       New World Coffee-Manhattan Bagel, Inc. 5/16/06 (R)     -
                                                                   --------
		    Retail 0.00%
   95,000       PawnMart, Inc. A 3/11/03                               950
   90,000       PawnMart, Inc. B 3/11/04                               900
   96,450       SkyMall, Inc. A 11/02/04                               -
   47,143       SkyMall, Inc. B 12/21/05                               -
                                                                   --------
											   1,850
                Specialized Services 0.00%                         --------
   91,667       RateXchange Corporation 3/21/03                        917
											 --------

                Total Warrants 0.58%                              1,583,448
                                                                  ---------
                TOTAL INVESTMENTS 89.99%                      $ 244,824,036
                                                              -------------












--------------------------------------------------------------------------
           See the accompanying Notes to the Financial Statements.

                                   8




	              SPECIAL SITUATIONS FUND III, L.P.
                         (A Limited Partnership)

                        PORTFOLIO OF INVESTMENTS
                             JUNE 30, 2001


                                                                      Fair
Shares                    Securities Sold Short                       Value -
--------------------------------------------------------------------------
                Consumer Finance 0.16%
     7,500      Providian Financial Corporation                   $ 432,750
                                                                  ---------
		    Contract Manufacturing 0.06%
     8,500      DDi Corporation                                     170,000
                                                                  ---------
		    Healthcare Services 0.00%
     7,700      Maxicare Health Plans, Inc.                             308
                                                                   --------
		    Electronic Instruments 0.01%
     2,500      Genus, Inc.                                          12,000
                                                                   --------
		    Medical Devices & Equipment 0.50%
     7,500      ChromaVision Medical Systems, Inc.                   37,650
     7,500      Guidant Corporation                                 270,000
    88,345      Possis Medical, Inc.                              1,064,504
                                                                  ---------
											1,372,154
                Restaurant 0.55%                                  ---------
    30,000      McDonald's Corporation                              811,800
    26,500      Wendy's International,Inc.                          676,810
                                                                  ---------
										      1,488,610
                Retail 0.30%                                      ---------
    19,199      Gemstar-TV Guide International, Inc.                817,878
                                                                  ---------
		    Specialized Services 0.13%
    22,000      Sotheby's Holdings, Inc.                            354,860
                                                                   --------
                TOTAL SECURITIES SOLD SHORT 1.71%               $ 4,648,560
                                                                -----------

        (a) Affiliated issuer under the Investment Company Act of 1940, inasumuch as the Fund owns more than 5% of the voting securities of the issuer.

            All percentages are relative to Partners' Capital.


---------------------------------------------------------------------------
		See the accompanying Notes to the Financial Statements.
                                   8


                   SPECIAL SITUATIONS FUND III, L.P.
                       (A Limited Partnership)

                       STATEMENT OF OPERATIONS

                FOR THE SIX MONTHS ENDED JUNE 30, 2001


--------------------------------------------------------------------------

INCOME
Net realized gain on investments                            $  17,957,131
Net change in unrealized appreciation                          23,702,713
                                                             ------------
Net gain on investment portfolio                               41,659,844
Interest                                                        1,004,216
Dividends                                                         238,965
                                                             ------------
Total                                                          42,903,025
                                                             ------------

EXPENSES
Administrator's fee - Note 7                                      948,347
Professional fees                                                 107,476
Independent General Partners' fees                                 15,000
Other                                                              46,074
                                                               ----------
Total                                                           1,116,897
                                                             ------------
Net Income                                                   $ 41,786,128
                                                             ------------

















--------------------------------------------------------------------------
	See the accompanying Notes to the Financial Statements.

                                    9




	                SPECIAL SITUATIONS FUND III, L.P.
                          (A Limited Partnership)

                 STATEMENTS OF CHANGES IN PARTNERS' CAPITAL
         (Information Subsequent to December 31, 2000 is Unaudited)

---------------------------------------------------------------------------

				Per Limited                 Corporate   Individual
                   	Partners'     Limited       General     General
                    	 Unit         Partners      Partner     Partners
Total
                 		 -----------  --------	    ---------   ---------  -----
----

YEAR ENDED
 DECEMBER 31, 2000:

BALANCE,
 DECEMBER 31, 1999                    $194,712,153 $14,866,034 $3,720,110
$213,298,297

  Capital contributions
  Transfers                              1,475,000        -          -
1,475,000
  Allocation of net income:                     -   ( 2,325,622) 2,325,622
-
   Corporate General Partner-
     Performance                              -      8,972,959       -
8,972,959
    Partners                            27,817,388   1,612,473    874,314
30,304,175
  Repurchases                          (10,724,338)(12,000,000)(2,500,000)
(25,224,338)
                                       -----------  ----------  ----------  ----
------
BALANCE,
 DECEMBER 31, 2000        $ 25,000     213,280,203  11,125,844   4,420,046
228,826,093
                           --------
SIX MONTHS ENDED
  JUNE 30, 2001:

   Capital contributions                11,225,000      -           -
11,225,000
   Transfers                               -         (592,248)    (592,248)
-
   Allocation of net income:
     Corporate General Partner-
       Performance                           -       7,239,693       -
7,239,693
     Partners              $ 3,598      32,309,182   1,515,920     721,333
34,546,435
                           -------
   Repurchases                          (9,768,537)      -            -
(9,768,537)
                                         ----------- ----------  --------- -----
-----
BALANCE,
 JUNE 30, 2001             $25,000    247,045,848  $19,289,209  $5,733,627
$272,068,684
                            ------    ------------- ----------- ---------- -----
-----

See Note 4 for changes in Units outstanding.




---------------------------------------------------------------------------
		See the accompanying Notes to the Financial Statements.
                                  10
                     SPECIAL SITUATIONS FUND III, L.P.
                         (A Limited Partnership)

                     NOTES TO THE FINANCIAL STATEMENTS

          (Information Subsequent to December 31, 2000 is Unaudited)

NOTE 1- GENERAL:

Special Situations Fund III, L.P. (the "Fund") was organized under the Delaware Revised Uniform Limited Partnership Act on October
18, 1993, and commenced investment operations on January 1, 1994.
The Fund is a closed-end interval fund registered under the Investment Company Act of 1940. The Fund will continue until December 31, 2010 unless further extended or sooner terminated as provided for in the Agreement of Limited Partnership (the "Agreement").

      The Agreement provides for not less than three "Individual General
	Partners" and a "Corporate General Partner". The General Partners, as a group, must own not less than one percent (1%) of the Fund's outstanding Units.

The Corporate General Partner and Investment Adviser is MGP
Advisers Limited Partnership ("MGP") of which the General Partner is AWM Investment Company, Inc. ("AWM"). Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a majority of MGP and AWM. Mr. Marxe is primarily responsible for managing the Fund's investments and performing certain administrative services on its behalf.

The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

NOTE 2- ACCOUNTING POLICIES:

Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period. Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day. Securities for which market quotations are not available are valued at fair value as determined in good faith by the Individual General Partners. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined using the specific identification cost method. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.



     	                         11
			   SPECIAL SITUATIONS FUND III, L.P.
                           (A Limited Partnership)

                       NOTES TO THE FINANCIAL STATEMENTS

           (Information Subsequent to December 31, 2000 is Unaudited)


NOTE 2- ACCOUNTING POLICIES (CONTINUED):

        Cash and cash equivalents consist principally of cash balances in a brokerage account.

	   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3- ALLOCATION OF ACCOUNTING INCOME AND LOSSES:

        Net income is allocated; first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners' capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% performance allocation to MGP. If there is a loss for an accounting period, the performance allocation to MGP will not apply to future periods until the loss has been recovered. For purposes of the performance allocation, net income for the six months ended June 30, 2001 was reduced by a loss carryover from December 31, 2000 of $5,587,662.

        Net Losses are allocated to the partners in proportion to the number of Units Held by each, provided, however, that losses in excess of an Individual General Partner's or a Limited Partner's capital balance will be allocated to MGP.

NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS:

        All net income allocated to partners will be reinvested. In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the Partner's capital account divided by $25,000.

        As of the close of each fiscal period, the Fund will offer to repurchase at least 10% and no more than 25% of the outstanding Units. The repurchase request deadline will generally be June 16,and December 17, of each year.
                                   12

                      SPECIAL SITUATIONS FUND III, L.P.
                          (A Limited Partnership)

                      NOTES TO THE FINANCIAL STATEMENTS

           (Information Subsequent to December 31, 2000 is Unaudited)



NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS (CONTINUED):

        The Fund has the right to sell additional Units at the beginning of each fiscal period.

        Changes in Units outstanding are as follows:


                                           Corporate   Individual
                                Limited     General      General
                                Partners    Partner      Partner    Total
                               __________  __________ ____________ _______

Balance, December 31, 1999     7,788.4801  594.6413   148.8044 8,531.9318
Additional Units sold             59.0000     -          -        59.0000
Transfers                           -      (93.0248)   93.0248         -
Semi-annual adjustment
   of Units 		       1,112.6955)  423.4173   34.9726  1,571.0854
Repurchases                     (428.9735) (480.0000)(100.0000)(1,008.9735)
					  ---------- ---------- --------- -----------
Balance, December 31, 2000     8,531.2081    445.0338  176.8018 9,153.0437
Additional Units sold            449.0000       -          -      449.0000
Transfer                            -        (23.6899)  23.6899      -
Semi-annual adjustment         1,292.3673    350.2245   28.8533 1,671.4451
of Units
Repurchases                     (390.7415)      -         -     (390.7415)
                               ----------- ----------  ---------  --------
Balance, June 30, 2001         9,881.8339   771.5684  229.3450 10,882.7473
                               ----------  ---------  -------- -----------


NOTE 5- PURCHASES AND SALES OF SECURITIES:

        Purchases and sales of securities for the six months ended June 30, 2001 aggregated $110,802,411 and $119,462,203, respectively.







							13

                      SPECIAL SITUATIONS FUND III, L.P.
                          (A Limited Partnership)

                     NOTES TO THE FINANCIAL STATEMENTS

          (Information Subsequent to December 31, 2000 is Unaudited)



NOTE 6- INCOME TAXES:

        No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the partner's respective share of the Fund's income and expenses reported for income tax purposes.



NOTE 7- RELATED PARTY TRANSACTIONS:

        AWM is the administrator of the Fund. The administrator's fee is computed monthly at an annual rate of .75% of the average net assets.

        The Fund pays each Independent General Partner an annual fee of $10,000.



NOTE 8- SUPPLEMENTARY FINANCIAL INFORMATION:

                 Six Months
                 Ended
                 June 30,             Years Ended December 31,
                 ---------------------------------------------------------
			2001       2000       1999      1998    1997    1996
                   ----       ----       ----      ----    ----    ----
Ratio of total     0.88%*     0.85%     1.03%      1.02%   0.98%   1.00%
   expenses to
   average net
   assets

Ratio of net      32.96%*    15.19%    68.01%   (12.73%)  21.84%  39.58%
   income (loss)
   to average net
   assets

Portfolio          51.88%    102.49%   140.88%    114.61%  139.70% 228.00%
   turnover rate

*Annualized
							14


                     SPECIAL SITUATIONS FUND III, L.P.
                         (A Limited Partnership)

                     NOTES TO THE FINANCIAL STATEMENTS

          (Information Subsequent to December 31, 2000 is Unaudited)





NOTE 9- RETURN ON PARTNER INVESTMENT:

        At June 30, 2001, the value of a $25,000 investment made at each respective subscription date is as follows:

		    Subscription Date                  Value
              -----------------                 -------
               January 1, 1994                 $117,817
               January 1, 1995                  107,709
               July 1, 1995                      95,372
               January 1, 1996                   79,535
               July 1, 1996                      60,041
               January 1, 1997                   56,825
               July 1, 1997                      53,825
               January 1, 1998                   47,753
               July 1, 1998 				 48,964
               January 1, 1999                   54,281
               July 1, 1999                      50,086
               January 1, 2000                   32,645
               July 1, 2000                      27,963
               January 1, 2001                   28,598


NOTE 10- SECURITIES SOLD SHORT:

	    The Fund is subject to certain inherent risks arising from its activities of selling securities short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.










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